Annual Fund Operating Expenses	Apr. 29, 2026
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.93%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.69%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.19%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.69%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.70%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.63%
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.70%
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.71%
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.82%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.57%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.07%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.57%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.52%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.48%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.29%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	2.04%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.54%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.04%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.00%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	0.93%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.04%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.80%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.30%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.80%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.75%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.68%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.05%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.80%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.30%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.80%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.76%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.69%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.88%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.64%
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.14%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.64%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.60%
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.54%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.86%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.62%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.12%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.62%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.55%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.55%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.90%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.65%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.15%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.80%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.65%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.63%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.55%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.84%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.60%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.10%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.60%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.55%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.55%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.83%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.59%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.09%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.74%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.59%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.58%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.53%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.92%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	1.67%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	1.17%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.82%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.67%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.67%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.60%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.17%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.96%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.88%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.42%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.92%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.19%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.11%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.83%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.76%